Distribution Date:	08/12/26	COMM 2017-COR2 Mortgage Trust
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-COR2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Directing Certificateholder	Jefferies LoanCore LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595EAA3	2.111000%	23,905,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12595EAB1	3.317000%	46,998,000.00	8,136,195.05	889,645.74	22,489.80	0.00	0.00	912,135.54	7,246,549.31	33.74%	30.00%
A-2	12595EAC9	3.239000%	255,000,000.00	216,999,999.56	0.00	585,719.17	0.00	0.00	585,719.17	216,999,999.56	33.74%	30.00%
A-3	12595EAD7	3.510000%	315,633,000.00	315,633,000.00	0.00	923,226.52	0.00	0.00	923,226.52	315,633,000.00	33.74%	30.00%
A-M	12595EAF2	3.803000%	61,862,000.00	61,862,000.00	0.00	196,050.99	0.00	0.00	196,050.99	61,862,000.00	26.15%	23.25%
B	12595EAG0	4.206000%	43,533,000.00	43,533,000.00	0.00	152,583.17	0.00	0.00	152,583.17	43,533,000.00	20.81%	18.50%
C	12595EAH8	4.739386%	44,678,000.00	44,678,000.00	0.00	176,455.26	0.00	0.00	176,455.26	44,678,000.00	15.32%	13.63%
D	12595EAN5	3.000000%	28,640,000.00	28,640,000.00	0.00	71,600.00	0.00	0.00	71,600.00	28,640,000.00	11.81%	10.50%
E-RR	12595EAQ8	4.739386%	22,912,000.00	22,912,000.00	0.00	90,490.69	0.00	0.00	90,490.69	22,912,000.00	9.00%	8.00%
F-RR	12595EAS4	4.739386%	20,621,000.00	20,621,000.00	0.00	81,442.41	0.00	0.00	81,442.41	20,621,000.00	6.47%	5.75%
G-RR	12595EAU9	4.739386%	12,602,000.00	12,602,000.00	0.00	49,771.46	0.00	0.00	49,771.46	12,602,000.00	4.92%	4.38%
H-RR	12595EAW5	4.739386%	40,096,327.00	40,096,327.00	0.00	155,565.52	0.00	0.00	155,565.52	40,096,327.00	0.00%	0.00%
R	12595EAY1	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			916,480,327.01	815,713,521.61	889,645.74	2,505,394.99	0.00	0.00	3,395,040.73	814,823,875.87

X-A	12595EAE5	1.299499%	703,398,000.00	602,631,194.61	0.00	652,598.63	0.00	0.00	652,598.63	601,741,548.87
X-B	12595EAJ4	0.533386%	43,533,000.00	43,533,000.00	0.00	19,349.93	0.00	0.00	19,349.93	43,533,000.00
X-D	12595EAL9	1.739386%	28,640,000.00	28,640,000.00	0.00	41,513.36	0.00	0.00	41,513.36	28,640,000.00
Notional SubTotal			775,571,000.00	674,804,194.61	0.00	713,461.92	0.00	0.00	713,461.92	673,914,548.87

Deal Distribution Total					889,645.74	3,218,856.91	0.00	0.00	4,108,502.65

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595EAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12595EAB1	173.11789970	18.92943827	0.47852675	0.00000000	0.00000000	0.00000000	0.00000000	19.40796502	154.18846142
A-2	12595EAC9	850.98039043	0.00000000	2.29693792	0.00000000	0.00000000	0.00000000	0.00000000	2.29693792	850.98039043
A-3	12595EAD7	1,000.00000000	0.00000000	2.92499998	0.00000000	0.00000000	0.00000000	0.00000000	2.92499998	1,000.00000000
A-M	12595EAF2	1,000.00000000	0.00000000	3.16916669	0.00000000	0.00000000	0.00000000	0.00000000	3.16916669	1,000.00000000
B	12595EAG0	1,000.00000000	0.00000000	3.50500011	0.00000000	0.00000000	0.00000000	0.00000000	3.50500011	1,000.00000000
C	12595EAH8	1,000.00000000	0.00000000	3.94948879	0.00000000	0.00000000	0.00000000	0.00000000	3.94948879	1,000.00000000
D	12595EAN5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	12595EAQ8	1,000.00000000	0.00000000	3.94948891	0.00000000	0.00000000	0.00000000	0.00000000	3.94948891	1,000.00000000
F-RR	12595EAS4	1,000.00000000	0.00000000	3.94948887	0.00000000	0.00000000	0.00000000	0.00000000	3.94948887	1,000.00000000
G-RR	12595EAU9	1,000.00000000	0.00000000	3.94948897	0.00000000	0.00000000	0.00000000	0.00000000	3.94948897	1,000.00000000
H-RR	12595EAW5	1,000.00000000	0.00000000	3.87979478	0.06969391	0.86756924	0.00000000	0.00000000	3.87979478	1,000.00000000
R	12595EAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595EAE5	856.74283210	0.00000000	0.92778005	0.00000000	0.00000000	0.00000000	0.00000000	0.92778005	855.47804923
X-B	12595EAJ4	1,000.00000000	0.00000000	0.44448878	0.00000000	0.00000000	0.00000000	0.00000000	0.44448878	1,000.00000000
X-D	12595EAL9	1,000.00000000	0.00000000	1.44948883	0.00000000	0.00000000	0.00000000	0.00000000	1.44948883	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	22,489.80	0.00	22,489.80	0.00	0.00	0.00	22,489.80	0.00
A-2	07/01/26 - 07/30/26	30	0.00	585,719.17	0.00	585,719.17	0.00	0.00	0.00	585,719.17	0.00
A-3	07/01/26 - 07/30/26	30	0.00	923,226.52	0.00	923,226.52	0.00	0.00	0.00	923,226.52	0.00
X-A	07/01/26 - 07/30/26	30	0.00	652,598.63	0.00	652,598.63	0.00	0.00	0.00	652,598.63	0.00
X-B	07/01/26 - 07/30/26	30	0.00	19,349.93	0.00	19,349.93	0.00	0.00	0.00	19,349.93	0.00
X-D	07/01/26 - 07/30/26	30	0.00	41,513.36	0.00	41,513.36	0.00	0.00	0.00	41,513.36	0.00
A-M	07/01/26 - 07/30/26	30	0.00	196,050.99	0.00	196,050.99	0.00	0.00	0.00	196,050.99	0.00
B	07/01/26 - 07/30/26	30	0.00	152,583.17	0.00	152,583.17	0.00	0.00	0.00	152,583.17	0.00
C	07/01/26 - 07/30/26	30	0.00	176,455.26	0.00	176,455.26	0.00	0.00	0.00	176,455.26	0.00
D	07/01/26 - 07/30/26	30	0.00	71,600.00	0.00	71,600.00	0.00	0.00	0.00	71,600.00	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	90,490.69	0.00	90,490.69	0.00	0.00	0.00	90,490.69	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	81,442.41	0.00	81,442.41	0.00	0.00	0.00	81,442.41	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	49,771.46	0.00	49,771.46	0.00	0.00	0.00	49,771.46	0.00
H-RR	07/01/26 - 07/30/26	30	31,991.87	158,359.99	0.00	158,359.99	2,794.47	0.00	0.00	155,565.52	34,786.34
Totals			31,991.87	3,221,651.38	0.00	3,221,651.38	2,794.47	0.00	0.00	3,218,856.91	34,786.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,108,502.65
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,233,959.01	Master Servicing Fee	5,022.82
Interest Reductions due to Non recoverability Determination	0.00	Certificate Administration Fee	0.00
Interest Adjustments	0.00	Trustee Fee	5,197.91
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	351.21
ARD Interest	0.00	Operating Advisor Fee	1,735.74
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,233,959.01	Total Fees	12,307.67

Principal		Expenses/Reimbursements
Scheduled Principal	889,645.74	Reimbursement for Interest on Advances	21.93
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,772.54
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	889,645.74	Total Expenses/Reimbursements	2,794.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,218,856.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	889,645.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,108,502.65
Total Funds Collected	4,123,604.75	Total Funds Distributed	4,123,604.79

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	815,713,521.89	815,713,521.89	Beginning Certificate Balance	815,713,521.61
(-) Scheduled Principal Collections	889,645.74	889,645.74	(-) Principal Distributions	889,645.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	814,823,876.15	814,823,876.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	815,849,768.29	815,849,768.29	Ending Certificate Balance	814,823,875.87
Ending Actual Collateral Balance	815,003,294.84	815,003,294.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.28)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.28)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	177,369,250.70	21.77%	10	4.6085	NAP	Defeased	9	177,369,250.70	21.77%	10	4.6085	NAP
	7,499,999 or less	8	51,833,234.87	6.36%	11	4.5335	1.613178	1.39 or less	15	337,437,684.69	41.41%	10	4.7437	0.730612
7,500,000 to 14,999,999		12	138,805,818.58	17.04%	9	4.9475	1.591269	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		4	73,250,228.59	8.99%	8	4.5322	2.240338	1.45 to 1.54	2	18,927,683.17	2.32%	12	4.5333	1.509416
25,000,000 to 49,999,999		6	202,565,343.41	24.86%	11	4.3915	1.581928	1.55 to 1.99	5	150,183,042.67	18.43%	6	4.6680	1.795524
	50,000,000 or greater	3	171,000,000.00	20.99%	7	4.6243	0.635205	2.00 to 2.49	4	34,813,441.07	4.27%	9	4.9676	2.139235
	Totals	42	814,823,876.15	100.00%	9	4.6040	1.470229	2.50 to 3.99	7	96,092,773.85	11.79%	10	3.8872	2.897466
								4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	814,823,876.15	100.00%	9	4.6040	1.470229
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	16	177,369,250.70	21.77%	10	4.6085	NAP
							Defeased	16	177,369,250.70	21.77%	10	4.6085	NAP
California	7	116,247,339.13	14.27%	12	4.1039	1.872314
							Lodging	4	113,826,072.53	13.97%	10	4.7404	0.045815
Colorado	1	7,346,326.54	0.90%	12	4.6200	2.000000
							Mixed Use	1	14,643,505.44	1.80%	4	5.3680	1.160000
Florida	2	16,150,000.00	1.98%	8	4.6576	2.673777
							Multi-Family	6	135,558,743.31	16.64%	5	4.9065	1.581330
Hawaii	1	17,000,000.00	2.09%	2	3.8670	3.840000
							Office	14	226,611,860.84	27.81%	12	4.4018	1.662968
Illinois	1	6,677,715.41	0.82%	11	4.6860	1.490000
							Retail	11	140,537,014.98	17.25%	10	4.3567	1.981117
Indiana	1	12,249,967.76	1.50%	12	4.4500	1.520000
							Self Storage	2	16,277,428.35	2.00%	11	4.7030	2.023027
Iowa	1	7,326,072.53	0.90%	12	4.3400	0.230000
							Totals	54	814,823,876.15	100.00%	9	4.6040	1.470229
Kentucky	1	14,643,505.44	1.80%	4	5.3680	1.160000

Louisiana	1	44,318,319.22	5.44%	12	3.9840	1.320000

Massachusetts	2	6,680,239.38	0.82%	9	4.8991	1.754550

Michigan	2	12,266,522.86	1.51%	9	5.1055	1.213334

Minnesota	1	3,579,179.20	0.44%	9	5.0020	1.290000

New Jersey	1	12,376,372.95	1.52%	13	5.3200	0.720000

New York	3	111,857,377.40	13.73%	5	4.7432	1.553741

North Carolina	1	6,686,009.85	0.82%	9	4.5500	0.320000

Ohio	2	8,494,309.62	1.04%	9	5.0495	1.485821

Pennsylvania	2	30,378,013.40	3.73%	13	4.3815	1.326814

Texas	5	65,656,699.92	8.06%	9	4.9788	1.966345

Utah	1	47,520,654.84	5.83%	10	4.7230	1.970000

Washington	2	100,000,000.00	12.27%	10	4.7750	(0.135000)

Totals	54	814,823,876.15	100.00%	9	4.6040	1.470229

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	177,369,250.70	21.77%	10	4.6085	NAP	Defeased	9	177,369,250.70	21.77%	10	4.6085	NAP
	4.4999% or less	12	273,591,236.04	33.58%	9	4.1197	1.822391	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	8	139,707,310.00	17.15%	10	4.7002	1.095371	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	13	224,156,079.41	27.51%	9	5.1315	1.097634	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	814,823,876.15	100.00%	9	4.6040	1.470229	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	33	637,454,625.45	78.23%	9	4.6027	1.408199
								Totals	42	814,823,876.15	100.00%	9	4.6040	1.470229
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	177,369,250.70	21.77%	10	4.6085	NAP	Defeased	9	177,369,250.70	21.77%	10	4.6085	NAP
	117 months or less	33	637,454,625.45	78.23%	9	4.6027	1.408199	Interest Only	13	342,450,000.00	42.03%	8	4.5452	1.395107
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	20	295,004,625.45	36.20%	11	4.6695	1.423395
	Totals	42	814,823,876.15	100.00%	9	4.6040	1.470229	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	814,823,876.15	100.00%	9	4.6040	1.470229
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	177,369,250.70	21.77%	10	4.6085	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	33	637,454,625.45	78.23%	9	4.6027	1.408199
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	814,823,876.15	100.00%	9	4.6040	1.470229
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30312995	MF	New York	NY	Actual/360	4.412%	269,744.78	0.00	0.00	N/A	11/06/26	--	71,000,000.00	71,000,000.00	08/06/26
2	30298717	LO	Various	Various	Actual/360	4.480%	207,781.94	83,890.20	0.00	N/A	07/06/27	--	53,860,524.85	53,776,634.65	08/06/26
3	30312996	OF	Midvale	UT	Actual/360	4.723%	193,685.61	102,726.44	0.00	N/A	06/06/27	--	47,623,381.28	47,520,654.84	08/06/26
4	30312997	LO	Seattle	WA	Actual/360	4.740%	204,083.33	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	08/06/26
5	30313000	LO	Seattle	WA	Actual/360	4.810%	207,097.22	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	08/06/26
6	30313003	RT	Baton Rouge	LA	Actual/360	3.984%	152,336.11	85,910.56	0.00	N/A	08/01/27	--	44,404,229.78	44,318,319.22	08/01/26
9	30313007	OF	Austin	TX	Actual/360	4.330%	131,639.53	56,560.15	0.00	N/A	07/06/27	--	35,305,246.22	35,248,686.07	08/06/26
10	30313008	IN	Riverside	CA	Actual/360	4.805%	118,865.24	49,124.40	0.00	N/A	05/06/27	--	28,727,795.70	28,678,671.30	08/06/26
11	30313009	OF	Allentown	PA	Actual/360	4.340%	103,807.70	50,331.44	0.00	N/A	09/01/27	--	27,776,700.79	27,726,369.35	08/01/26
12	30313011	MF	Brooklyn	NY	Actual/360	5.557%	133,985.44	0.00	0.00	N/A	04/06/27	--	28,000,000.00	28,000,000.00	07/06/26
13	30313012	OF	Westlake Village	CA	Actual/360	4.841%	100,021.71	43,625.69	0.00	N/A	06/06/27	--	23,993,854.28	23,950,228.59	08/06/26
14	30313013	OF	Encino	CA	Actual/360	4.230%	91,062.50	0.00	0.00	N/A	09/06/27	--	25,000,000.00	25,000,000.00	08/06/26
15	30313014	OF	Lehi	UT	Actual/360	4.900%	67,251.92	62,761.30	0.00	N/A	07/06/27	--	15,938,572.13	15,875,810.83	08/06/26
16	30313015	RT	Texarkana	TX	Actual/360	3.750%	54,895.83	0.00	0.00	N/A	09/06/27	--	17,000,000.00	17,000,000.00	08/06/26
17	30313016	RT	Kihei	HI	Actual/360	3.867%	56,608.58	0.00	0.00	N/A	10/06/26	--	17,000,000.00	17,000,000.00	08/06/26
18	30313017	MU	Louisville	KY	Actual/360	5.368%	67,781.54	20,065.44	0.00	N/A	12/06/26	--	14,663,570.88	14,643,505.44	08/06/26
19	30313018	RT	Houston	TX	Actual/360	5.657%	74,530.98	0.00	0.00	N/A	03/06/27	--	15,300,000.00	15,300,000.00	08/06/26
20	30313019	MF	Various	Various	Actual/360	5.164%	60,291.37	21,742.00	0.00	N/A	05/06/27	--	13,558,439.89	13,536,697.89	05/06/26
21	30298911	RT	Michigan City	IN	Actual/360	4.450%	47,045.63	27,252.89	0.00	N/A	08/06/27	--	12,277,220.65	12,249,967.76	08/06/26
22	30313020	OF	South Brunswick	NJ	Actual/360	5.320%	56,806.99	23,892.37	0.00	N/A	09/06/27	--	12,400,265.32	12,376,372.95	08/06/26
23	30298909	OF	Brooklyn	NY	Actual/360	4.800%	53,232.83	21,531.98	0.00	N/A	09/06/27	--	12,878,909.38	12,857,377.40	05/06/26
24	30313021	MF	Bremerton	WA	Actual/360	4.522%	47,549.72	19,763.34	0.00	N/A	11/06/26	--	12,209,845.79	12,190,082.45	08/06/26
25	30313022	MF	Austin	TX	Actual/360	5.434%	60,830.61	0.00	0.00	N/A	03/06/27	--	13,000,000.00	13,000,000.00	08/06/26
26	30313023	RT	Various	Various	Actual/360	5.002%	47,432.71	17,537.50	0.00	N/A	05/06/27	--	11,012,223.55	10,994,686.05	08/06/26
27	30313024	MF	Bay City	TX	Actual/360	5.560%	48,076.06	19,367.93	0.00	N/A	03/06/27	--	10,041,413.35	10,022,045.42	08/06/26
28	30313025	SS	McKinney	TX	Actual/360	4.860%	43,323.48	17,430.81	0.00	N/A	06/06/27	--	10,352,085.31	10,334,654.50	08/06/26
29	30313026	LO	Daytona Beach	FL	Actual/360	4.700%	37,595.57	19,973.23	0.00	N/A	07/06/27	--	9,289,226.98	9,269,253.75	08/06/26
30	30313027	OF	San Jose	CA	Actual/360	5.051%	39,835.75	19,557.96	0.00	N/A	12/06/26	--	9,158,756.03	9,139,198.07	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	30313028	OF	Various	Various	Actual/360	4.816%	37,962.81	13,525.56	0.00	N/A	05/06/27	--	9,154,036.73	9,140,511.17	08/06/26
32	30313029	RT	Oviedo	FL	Actual/360	4.656%	38,690.07	0.00	0.00	N/A	04/06/27	--	9,650,000.00	9,650,000.00	08/06/26
33	30313030	RT	Colorado Springs	CO	Actual/360	4.620%	29,289.50	15,928.45	0.00	N/A	08/06/27	--	7,362,254.99	7,346,326.54	08/06/26
34	30313031	OF	Various	Various	Actual/360	4.640%	32,777.07	12,468.99	0.00	N/A	06/06/27	--	8,203,382.57	8,190,913.58	08/06/26
35	30313032	OF	Charlotte	NC	Actual/360	4.550%	26,285.79	22,877.55	0.00	N/A	05/06/27	--	6,708,887.40	6,686,009.85	06/06/26
36	30313033	LO	West Des Moines	IA	Actual/360	4.340%	27,432.73	14,334.00	0.00	N/A	08/06/27	--	7,340,406.53	7,326,072.53	08/06/26
37	30313034	RT	Bedford Park	IL	Actual/360	4.686%	27,003.88	14,419.85	0.00	N/A	07/06/27	--	6,692,135.26	6,677,715.41	08/06/26
38	30313035	SS	Riverside	CA	Actual/360	4.430%	22,720.62	13,260.86	0.00	N/A	08/06/27	--	5,956,034.71	5,942,773.85	08/06/26
39	30313036	OF	Riverside	CA	Actual/360	4.410%	22,934.59	11,658.68	0.00	N/A	08/06/27	--	6,039,392.01	6,027,733.33	08/06/26
40	30313037	LO	Miami Beach	FL	Actual/360	4.660%	26,083.06	0.00	0.00	N/A	05/06/27	--	6,500,000.00	6,500,000.00	08/06/26
41	30313038	OF	Various	CA	Actual/360	4.569%	20,989.05	8,126.17	0.00	N/A	08/06/27	--	5,334,729.53	5,326,603.36	08/06/26
42	30313039	IN	Riviera Beach	FL	Actual/360	5.082%	21,880.83	0.00	0.00	N/A	07/06/27	--	5,000,000.00	5,000,000.00	08/06/26
7A2C1	30313004	OF	Santa Monica	CA	Actual/360	3.563%	92,031.25	0.00	0.00	N/A	08/09/27	--	30,000,000.00	30,000,000.00	07/09/26
7A2C21	30313005	OF	Santa Monica	CA	Actual/360	3.563%	30,677.08	0.00	0.00	N/A	08/09/27	--	10,000,000.00	10,000,000.00	07/09/26
Totals							3,233,959.01	889,645.74	0.00				815,713,521.89	814,823,876.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,519,521.71	1,382,342.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	7,320,940.75	1,840,320.82	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,303,057.15	(387,376.92)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,126,497.92	627,330.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	27,158,111.98	6,547,328.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	5,618,638.37	1,116,771.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,166,913.18	514,973.70	01/01/26	03/31/26	--	0.00	0.00	133,864.88	133,864.88	0.00	0.00
13	2,145,003.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	986,604.37	225,899.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,831,667.32	520,994.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,385,582.24	2,634,509.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,375,804.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,464,183.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	726,153.88	0.00	--	--	--	0.00	0.00	81,300.16	244,277.93	0.00	0.00
21	1,464,154.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,120,580.75	210,382.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,119,561.75	0.00	--	--	--	0.00	0.00	74,595.13	224,129.58	20,777.66	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,269,999.60	1,616,692.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,016,682.57	1,004,422.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	980,948.55	947,192.62	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,268,329.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	953,540.88	329,520.24	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,280,996.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	613,859.56	289,333.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	521,302.15	68,479.75	01/01/26	03/31/26	--	0.00	0.00	49,074.95	98,269.74	0.00	0.00
36	231,201.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	791,604.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,057,348.11	1,115,414.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	955,256.76	845,166.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	(223,995.68)	249,760.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	763,970.41	188,074.35	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7A2C1	57,239,470.93	0.00	--	--	--	0.00	0.00	91,934.38	91,934.38	0.00	0.00
7A2C21	57,239,470.93	0.00	--	--	--	0.00	0.00	30,644.79	30,644.79	0.00	0.00
Totals	205,792,964.78	21,887,535.31				0.00	0.00	461,414.29	823,121.30	20,777.66	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	1	6,686,009.85	2	26,394,075.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.603979%	4.586459%	9
07/10/26	0	0.00	1	12,878,909.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604025%	4.586503%	10
06/12/26	2	26,484,091.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604075%	4.586552%	11
05/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604119%	4.586595%	12
04/10/26	2	26,573,351.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604169%	4.586643%	13
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604212%	4.586686%	14
02/12/26	1	12,993,813.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604271%	4.586743%	15
01/12/26	1	13,014,783.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604314%	4.586785%	16
12/12/25	1	13,035,667.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604356%	4.586827%	17
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604403%	4.586873%	18
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604445%	4.586914%	19
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604491%	4.586959%	20
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
12	30313011	07/06/26	0	A	133,864.88	133,864.88	0.00		28,000,000.00
20	30313019	05/06/26	2	2	81,300.16	244,277.93	0.00		13,603,566.61
23	30298909	05/06/26	2	2	74,595.13	224,129.58	35,311.12		12,923,413.96	07/06/26	98
35	30313032	06/06/26	1	1	49,074.95	98,269.74	0.00		6,732,523.26
Totals					338,835.12	700,542.13	35,311.12		61,259,503.83
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		123,972,786	123,972,786	0		0
7 - 12 Months		595,890,970	575,668,263	20,222,708		0
13 - 24 Months		94,960,120	82,102,742	12,857,377		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	814,823,876	781,743,791	6,686,010	26,394,075 0		0
Jul-26	815,713,522	802,834,613	0	12,878,909 0		0
Jun-26	816,659,882	790,175,791	26,484,091	0	0	0
May-26	817,542,211	817,542,211	0	0	0	0
Apr-26	818,481,518	791,908,166	26,573,352	0	0	0
Mar-26	819,356,588	819,356,588	0	0	0	0
Feb-26	820,410,396	807,416,583	12,993,813	0	0	0
Jan-26	821,277,778	808,262,994	13,014,784	0	0	0
Dec-25	822,141,704	809,106,036	13,035,668	0	0	0
Nov-25	823,063,271	823,063,271	0	0	0	0
Oct-25	823,920,083	823,920,083	0	0	0	0
Sep-25	824,834,792	824,834,792	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.								0
								0

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
23	30298909	12,857,377.40	12,923,413.96	21,400,000.00	04/28/17	1,089,959.75	1.21000	12/31/25	09/06/27	252
Totals		12,857,377.40	12,923,413.96	21,400,000.00		1,089,959.75

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
23	30298909	OF	NY	07/06/26	98
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	30298717	57,700,000.00	4.48000%	57,700,000.00	4.48000%	8	06/02/20	06/05/20	06/05/20
3	30312996	0.00	4.72300%	53,611,293.54	4.72300%	8	03/08/21	03/08/21	04/20/21
3	30312996	0.00	4.72300%	0.00	4.72300%	8	04/20/21	03/08/21	03/08/21
4	30312997	50,000,000.00	4.74000%	50,000,000.00	4.74000%	10	05/06/20	05/06/20	05/14/20
4	30312997	0.00	4.74000%	0.00	4.74000%	8	04/30/20	05/06/20	05/14/20
4	30312997	0.00	4.74000%	0.00	4.74000%	8	07/29/20	07/06/20	08/05/20
4	30312997	0.00	4.74000%	0.00	4.74000%	8	07/30/20	07/06/20	08/05/20
4	30312997	0.00	4.74000%	0.00	4.74000%	8	05/06/21	04/01/21	05/06/21
5	30313000	50,000,000.00	4.81000%	50,000,000.00	4.81000%	10	05/06/20	05/06/20	05/12/20
5	30313000	0.00	4.81000%	0.00	4.81000%	8	04/30/20	05/06/20	05/12/20
5	30313000	0.00	4.81000%	0.00	4.81000%	8	07/29/20	07/06/20	08/05/20
5	30313000	0.00	4.81000%	0.00	4.81000%	8	04/06/21	04/01/21	05/12/21
5	30313000	0.00	4.81000%	0.00	4.81000%	8	05/12/21	04/01/21	04/06/21
8	30313006	38,000,000.00	3.92500%	38,000,000.00	3.92500%	8	05/18/20	04/06/20	05/28/20
33	30313030	8,393,785.86	4.62000%	8,393,785.86	4.62000%	8	08/03/20	08/06/20	08/06/20
33	30313030	0.00	4.62000%	0.00	4.62000%	8	08/06/20	08/06/20	08/03/20
36	30313033	8,311,838.32	4.34000%	8,311,838.32	4.34000%	8	05/26/20	05/06/20	05/29/20
36	30313033	0.00	4.34000%	0.00	4.34000%	8	05/29/20	05/06/20	05/26/20
40	30313037	6,500,000.00	4.66000%	6,500,000.00	4.66000%	10	05/06/20	05/06/20	05/06/20
40	30313037	0.00	4.66000%	0.00	4.66000%	8	07/27/20	07/06/20	08/11/20
40	30313037	0.00	4.66000%	0.00	4.66000%	8	05/11/21	05/03/21	05/11/21
Totals		112,405,624.18		166,016,917.72
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30313006	01/12/22	38,000,000.00	182,500,000.00	47,865,628.84	9,865,628.84	47,865,628.84	38,000,000.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			38,000,000.00	182,500,000.00	47,865,628.84	9,865,628.84	47,865,628.84	38,000,000.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30313006	01/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7A2C1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16.45	0.00	0.00	0.00
7A2C21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.48	0.00	0.00	0.00
23	0.00	0.00	2,772.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,772.54	0.00	0.00	0.00	0.00	0.00	21.93	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,794.47

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Supplemental Notes
None

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